PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 3,772,000	$ 733,000	$ 2,508,000
Net book value of assets held under operating lease	0	0
Depreciation charged on assets under operating lease	0	34,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Income from sub-letting right-of-use	$ 3,000	$ 3,000